Provisions - Summary of Provisions (Detail) - Product warranty provision [member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Disclosure of other provisions [line items]
Beginning balance	¥ 256,080	$ 35,696	¥ 220,114	$ 30,683
Provision made	626,255	87,298	414,021	57,713
Provision utilized	(493,770)	(68,830)	(375,910)	(52,401)
Disposal of a subsidiary			(2,145)	(299)
Ending balance	¥ 388,565	$ 54,164	¥ 256,080	$ 35,696